SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Sales and Marketing (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and Marketing [Abstract]
Advertising expense	$ 0	$ 87	$ 15